Description of Business	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Description of Business

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) (NYSE: NM) owns (i) a controlling equity stake in Navios South American Logistics Inc. (“Navios Logistics”), one of the largest infrastructure and logistics company in the Hidrovia region of South America; and (ii) an interest in Navios Maritime Partners L.P. (“Navios Partners”) (NYSE:NMM), an international shipping company, listed on the New York Stock Exchange, that owns and operates dry cargo and tanker vessels.

In September 2022, Navios Holdings completed the sale of its 36-vessel dry bulk fleet for consideration consisting of cash and the assumption of bank debt and finance leases related to the vessels, and subject to a working capital adjustment at closing (the “Transaction”), to Navios Partners. The former dry bulk vessel operations were historically a separate reportable segment of the Company. Subsequent to the closing of the Transaction, the results of the dry bulk vessel operations are reported as discontinued operations for all periods presented. For further information see Note 15 “Discontinued operations” in the interim condensed consolidated financial statements. Upon the closing of the Transaction, the Company has one reportable segment.

Navios Logistics

Navios Logistics, a consolidated subsidiary of the Company, was incorporated under the laws of the Republic of the Marshall Islands on December 17, 2007. Navios Logistics believes it is one of the largest infrastructure and logistics companies in the Hidrovia region river system, the main navigable river system in the region, and on the cabotage trades along the southeastern coast of South America. Navios Logistics operates with three reportable segments: the Port Terminal Business, the Cabotage Business and the Barge Business.

As of June 30 2023 and December 31, 2022, Navios Holdings owned 63.8% of Navios Logistics’ stock.

Navios Partners

Navios Partners is an international owner and operator of dry cargo and tanker vessels and is engaged in the seaborne transportation services of a wide range of liquid and dry cargo commodities. Types of commodities Navios Partners transports include crude oil, refined petroleum, chemicals, iron ore, coal, grain, fertilizer and containers. Navios Partners charters its vessels under short-, medium-, and longer-term charters.

As of both June 30, 2023 and December 31, 2022, Navios Holdings had a 10.3% ownership interest in Navios Partners. Incentive distribution rights are held by a consolidated subsidiary of Navios Holdings.